Defiance Daily Target 2X Long AMKR ETF

Schedule of Investments

July 31, 2026 (Unaudited)

SHORT-TERM INVESTMENTS - 35.2%
Money Market Funds - 4.8%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(a)	284,078	$284,078

U.S. Treasury Bills - 30.4%	Principal Amount	Value
U.S. Treasury Bill, 8/27/2026, 3.25%(b)	1,790,000	1,785,704

TOTAL SHORT-TERM INVESTMENTS (Cost $2,069,353)		2,069,782

TOTAL INVESTMENTS - 35.2% (Cost $2,069,353)		$2,069,782
Other Assets in Excess of Liabilities - 64.8%		3,805,204
TOTAL NET ASSETS - 100.0%		$5,874,986

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(b)	The rate shown is the annualized effective yield as of July 31, 2026.

  Defiance Daily Target 2X Long AMKR ETF

   Schedule of Total Return Swaps Contracts

  July 31, 2026 (Unaudited)

TOTAL RETURN SWAPS - (12.3)%

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Amkor Technology, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 8.00%	Termination(b)	06/01/2027	$1,933,360	$(248,096)
Amkor Technology, Inc.	Clear Street LLC	Receive	OBFR + 2.00%	Termination(c)	07/18/2028	1,814,420	142,307
Amkor Technology, Inc.	Jane Street Execution Services, LLC	Receive	OBFR + 15.00%	Termination(c)	06/14/2033	1,919,995	(304,965)
Amkor Technology, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 3.00%	Termination(d)	05/05/2033	2,019,735	169,290
Amkor Technology, Inc.	National Bank of Canada Financial, Inc.	Receive	OBFR + 25.00%	Termination(a)	01/31/2033	1,895,060	158,840
Amkor Technology, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 7.50%	Termination(e)	03/31/2033	2,144,410	(639,001)
							(721,625)

Net Unrealized Appreciation (Depreciation)							(721,625)

OBFR - Overnight Bank Funding Rate was 3.63% as of July 31, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined mark-to-market thresholds.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(d)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(e)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.